Stock Compensation Plans (Tables)	6 Months Ended
Jun. 30, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Option Activity

The following table summarizes stock option activity:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2012	27,230	$44.20
Granted	2,338,649	$5.68
Forfeited or cancelled	(29,565)	$40.74

Outstanding as of December 31, 2012	2,336,314	$5.69	9.6	$529,060
Granted	971,392	$8.67
Exercised	(139,071)	$2.61
Forfeited	(70,062)	$8.14

Outstanding as of December 31, 2013	3,098,573	$6.71	8.8	$3,379,947
Granted	121,863	$10.22
Forfeited	(45,966)	$8.46

Outstanding as of June 30, 2014 (unaudited)	3,174,470	$6.61	8.4	$65,478,696

Options vested as of June 30, 2014 (unaudited)	1,330,132	$5.66	8.2	$28,705,556

Options vested and expected to vest as of June 30, 2014 (unaudited)	3,167,516	$6.61	8.4	$65,339,393

Options exercisable as of June 30, 2014 (unaudited)	3,123,795	$6.52	8.4	$64,731,240

Ranges of Underlying Assumptions Used in BSM Option Pricing Model to Determine Fair Value of Stock Options Granted to Employees and Non-Employees

The following are the ranges of underlying assumptions used to determine the fair value of stock options granted to employees and non-employees:

	Years Ended December 31,		Six Months Ended June 30,
	2012	2013	2013	2014
			(unaudited)
Employees:
Risk-free interest rate	0.76% - 0.99%	0.76% - 1.10%	0.8%	1.60% - 1.83%
Expected dividend yield	0%	0%	0%	0%
Expected volatility	100%	90% - 100%	100%	81% - 85%
Expected term of options (years)	5 - 6	5 - 5.5	5	6
Fair value of common stock	$0.43 - $1.17	$6.82 - $9.94	$6.82 - $6.85	$7.55 - 12.49

	Years Ended December 31,		Six Months Ended June 30,
	2012	2013	2013	2014
			(unaudited)
Non-employees:
Risk-free interest rate	0.17% - 0.57%	0.13% - 0.86%	0.16% - 0.58%	0.12% - 1.13%
Expected dividend yield	0%	0%	0%	0%
Expected volatility	100%	90% - 100%	100%	76% - 85%
Expected term of options (years)	1 - 4	1 - 4	1 - 4	1 - 4
Fair value of common stock	$1.17	$5.93 - $9.94	$6.82 - $6.85	$11.31 - $27.24

Schedule of Stock-based Compensation Expense Valuation Analysis Probability-Weighted Scenarios

March 31, 2013 Valuation Analysis

Our analysis considered the following probability-weighted scenarios:

Scenario	Weight
IPO by December 31, 2013	25%
Sale by December 31, 2013	20%
Private company	30%
Dissolution	25%

June 30, 2013 Valuation Analysis

Our analysis considered the following probability-weighted scenarios:

Scenario	Weight
IPO by November 15, 2013	35%
Sale by November 15, 2013	10%
Private company	30%
Dissolution	25%

September 3, 2013 Valuation Analysis

Our analysis considered the following probability-weighted scenarios:

Scenario	Weight
IPO by November 15, 2013	50%
Sale by November 15, 2013	10%
Private company	25%
Dissolution	15%

September 30, 2013 Valuation Analysis

Our analysis considered the following probability-weighted scenarios:

Scenario	Weight
IPO by November 15, 2013.	50%
Sale by November 15, 2013	10%
Private company	25%
Dissolution	15%

December 1, 2013 Valuation Analysis

Our analysis considered the following probability-weighted scenarios:

Scenario	Weight
IPO by May 15, 2014	20%
Sale by September 30, 2015	10%
Private company	50%
Dissolution	20%

December 31, 2013 Valuation Analysis

Our analysis considered the following probability-weighted scenarios:

Scenario	Weight
IPO by May 15, 2014	20%
Sale by September 30, 2015	10%
Private company	50%
Dissolution	20%

February 12, 2014 Valuation Analysis

Our analysis considered the following probability-weighted scenarios:

Scenario	Weight
IPO by May 15, 2014	25%
Sale by September 30, 2015	10%
Private company	50%
Dissolution	15%

March 31, 2014 Valuation Analysis

Our analysis considered the following probability-weighted scenarios:

Scenario	Weight
IPO by April 15, 2014	65%
Sale by September 30, 2015	10%
Private company	15%
Dissolution	10%

Schedule of Stock-based Compensation Expense for Stock Awards Recognized

The following table summarizes the allocation of stock-based compensation expense to employees and non-employees (in thousands):

	Years Ended December 31,		Six Months Ended June 30,
	2012	2013	2013	2014
			(unaudited)
Employees:
Research and development	$45	$262	$57	$323
General and administrative	94	503	166	404

Totals	$139	$765	$223	$727

	Years Ended December 31,		Six Months Ended June 30,
	2012	2013	2013	2014
			(unaudited)
Non-employees:
Research and development	$5	$149	$70	$360
General and administrative	—	34	6	21

Totals	$5	$183	$76	$381